Revisions of Previously Issued Financial Statements (Details) - Schedule of consolidated statements of operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
As reported [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of derivative liability
Net loss attributable to Akerna shareholders	$ (16,957,334)	$ (15,534,345)
Net loss per share (in Dollars per share)	$ (1.01)	$ (1.31)
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of derivative liability	$ 746,852	$ 1,962,034
Net loss attributable to Akerna shareholders	$ 746,852	$ 1,962,034
Net loss per share (in Dollars per share)
As revised [Member]
Condensed Income Statements, Captions [Line Items]
Change in fair value of derivative liability	$ 746,852	$ 1,962,034
Net loss attributable to Akerna shareholders	$ (16,210,482)	$ (13,572,311)
Net loss per share (in Dollars per share)	$ (1.01)	$ (1.14)